SA Fixed Income Intermediate Index Portfolio Investment Objectives and Goals - SA Fixed Income Intermediate Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SA Fixed Income Intermediate Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is investment results that correspond with the performance of the Bloomberg Intermediate U.S. Government/Credit Index.